Shares - Voting common shares (Details) - CAD CAD / shares in Units, CAD in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, issued and outstanding (in shares)		33,150,281	34,923,916
Beginning balance, common share outstanding net of treasury shares (in shares)		31,893,478	34,334,024
Issued upon exercise of stock options (in shares)			30,080
Purchase of treasury shares for settlement of certain equity classified stock-based compensation (in shares)		87,554	20,403
Retired through share purchase programs (in shares)		(2,733,414)	(1,803,715)
Ending balance, issued and outstanding (in shares)		30,518,907	33,150,281
Ending balance, common share outstanding net of treasury shares (in shares)		28,305,660	31,893,478
Earnings Per Share [Abstract]
Net loss		CAD (445)	CAD (7,470)
Weighted average number of common shares (no dilutive effect) (in shares)		29,965,899	32,758,088
Basic per share information (No dilutive effect)
Net loss (in CAD per share)		CAD (0.01)	CAD (0.23)
Share option plan
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issued upon exercise of stock options (in shares)	[1]	102,040	30,080
Treasury shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, issued and outstanding (in shares)		1,256,803	589,892
Purchase of treasury shares for settlement of certain equity classified stock-based compensation (in shares)		(1,043,998)	(687,314)
Purchase of treasury shares for settlement of certain equity classified stock-based compensation (in shares)		87,554	20,403
Ending balance, issued and outstanding (in shares)		2,213,247	1,256,803
Equity classified stock-based compensation settled (in shares)		35,313

[1]	All stock options exercised resulted in new common shares being issued (note 17(a))